1933 Act/Rule 497(e)

Virtus Asset Trust

101 Munson Street

Greenfield, Massachusetts 01301

July 15, 2019

VIA EDGAR

EDGAR Operations Branch

Division of Investment Management

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

RE:	Virtus Asset Trust
File Nos. 333-08045 and 811-07705

To The Commission Staff:

On behalf of Virtus Asset Trust (the “Trust” or “Registrant”), transmitted herewith for filing under Rule 497(e) under the Securities Act of 1933 and the Investment Company Act of 1940, are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in the prospectus for Virtus Seix High Income Fund, (the “Fund”) as filed under Rule 497(e) on July 1, 2019. The purpose of this filing is to submit the 497(e) filing dated July 1, 2019 in XBRL for the Fund.

Please contact Ann Flood at (860) 263-4746 or the undersigned at (860) 263-4791 if you have any questions concerning this filing.

Very truly yours,

/s/ Kevin J. Carr

Kevin J. Carr

cc:	Ann Flood